Document and Entity Information	Dec. 03, 2019
Document And Entity Information [Line Items]
Entity Address, State or Province	WA
Amendment Flag	false
Entity Central Index Key	0001324424
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 03, 2019
Entity Registrant Name	EXPEDIA GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37429
Entity Tax Identification Number	20-2705720
Entity Address, Address Line One	333 108th Avenue NE
Entity Address, City or Town	Bellevue
Entity Address, Postal Zip Code	98004
City Area Code	(425)
Local Phone Number	679-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	EXPE
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Expedia Group, Inc. 2.500% Senior Notes due 2022
Trading Symbol	EXPE22
Security Exchange Name	NYSE